Debt - Narrative (Details) - USD ($)		12 Months Ended
	May 22, 2020	Dec. 31, 2022	Feb. 17, 2023	Sep. 30, 2022	Dec. 31, 2021	Oct. 15, 2021
Debt
Debt issuance costs		$ 10,000,000			$ 14,000,000
Maximum borrowing capacity commitment						$ 330,000,000
Letters of credit issued and outstanding		77,000,000
Accounts payable to affiliates		30,000,000			17,000,000
Noncurrent payable to affiliates		7,000,000			21,000,000
Affiliated Entity
Debt
Accounts payable related parties		21,000,000			21,000,000
Accounts payable to affiliates		14,000,000			0
Noncurrent payable to affiliates		7,000,000			21,000,000
Letter of Credit
Debt
Unsecured debt		10,000,000
Term Loan Facility
Debt
Fair value of debt instruments		264,000,000			359,000,000
Aggregate principal amount		$ 375,000,000
Amortization of line of credit facility as a percentage of principal amount		1.00%
Term Loan Facility | Federal funds rate
Debt
Interest rate basis as a percentage		0.50%
Term Loan Facility | LIBOR
Debt
Interest rate basis as a percentage		1.00%
Senior Secured Notes
Debt
Fair value of debt instruments		$ 162,000,000			247,000,000
Aggregate principal amount	$ 225,000,000
Stated interest rate as a percentage	9.50%	9.50%
Redemption price as a percentage	98.00%
Senior Secured Notes | Occurrence Certain Change Of Control Events
Debt
Redemption price as a percentage	101.00%
Senior Unsecured Notes
Debt
Fair value of debt instruments		$ 114,000,000			362,000,000
Stated interest rate as a percentage		5.75%
Senior Unsecured Notes | Occurrence Certain Change Of Control Events
Debt
Net cash proceeds of equity offerings as a percentage of principal amount		101.00%
ABL Facility
Debt
Maximum borrowing capacity commitment		$ 330,000,000				$ 330,000,000
Extension option available, days prior to maturity date		91 days
Maturity threshold		$ 75,000,000
Borrowing base calculation amount		266,000,000
Current available capacity		$ 162,000,000
Availability threshold for cash dominion minimum availability requirement		10.00%
Minimum fixed charge coverage ratio		1
Letters of credit issued and outstanding		$ 67,000,000
ABL Facility | Subsequent Event
Debt
Current available capacity			$ 37,000,000
ABL Facility | Letter of Credit
Debt
Maximum borrowing capacity commitment		$ 45,000,000
ABL Facility | LIBOR | Minimum
Debt
Interest rate basis as a percentage		1.50%
ABL Facility | LIBOR | Maximum
Debt
Interest rate basis as a percentage		2.00%
ABL Facility | Line of Credit
Debt
Short-term debt		$ 80,000,000			$ 0
Weighted average interest rate (percent)		2.70%
Asset Based Lending Facility, Bi-Lateral Carve Out One
Debt
Bi-lateral line carved out of facility utilized (approximately)		$ 24,000,000
Senior Notes and Term Loan Facility
Debt
Weighted average interest rate (percent)		7.00%
Senior Credit Facilities
Debt
Aggregate principal amount		$ 705,000,000
Premium Finance Agreement | Notes Payable, Other Payables
Debt
Short-term debt		$ 14,000,000
Aggregate principal amount				$ 23,000,000
Stated interest rate as a percentage				4.40%